CONSOLIDATED STATEMENT OF INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues	$ 1,097,422,190	$ 971,053,138	$ 898,264,147
Cost of sales	(704,479,179)	(587,401,731)	(602,054,045)
Gross income	392,943,011	383,651,407	296,210,102
Administrative and selling expenses	(101,430,467)	(101,085,244)	(90,963,332)
Other operating income	129,747,106	165,304,546	680,945,993
Other operating expenses	(111,836,786)	(54,165,109)	(43,338,742)
Impairment Reversal (Impairment) of property, plant and equipment and intangible assets	60,950,354	(134,286,909)	126,029,102
Operating income	370,373,218	259,418,691	968,883,123
Gain (Loss) on net monetary position	6,387,392	(24,793,947)	(362,411,869)
Finance income	125,498,842	154,337,361	659,454,202
Finance expenses	(243,562,018)	(225,750,640)	(1,022,034,987)
Share of the profit of associates	59,699,292	21,218,364	17,519,590
Result from investments in entities measured at fair value	134,631,734	3,306,136
Gain from bargain purchase			208,103,781
Income before income tax	453,028,460	187,735,965	469,513,840
Income tax for the year	(100,180,421)	(107,156,983)	(51,386,519)
Net income for the year	352,848,039	80,578,982	418,127,321
Attributable to:
– Equity holders of the parent	346,353,873	65,245,736	424,094,323
– Non-controlling interests	6,494,166	15,333,246	(5,967,002)
Total net income loss for the year	$ 352,848,039	$ 80,578,982	$ 418,127,321
Basic earnings per share	$ 230.61	$ 43.42	$ 282.24
Diluted earnings per share	$ 230.61	$ 43.42	$ 282.24